RELATED PARTIES - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and equivalents	$ 19,354,710	$ 16,998,859	$ 18,597,861	$ 17,032,857
Other assets	386,360	538,945
Liabilities
Total Customer deposits	207,405,238	200,872,177
Financial obligations	68,671,586	72,823,775
Other liabilities	11,531,259	$ 11,996,981
IBR rate 3M
Liabilities
Variable rate		4.50%
SOFR rate 3M
Liabilities
Loans receivable, related party	$ 981,276	$ 1,196,398
Loan receivable term	36 months	36 months
Variable rate	3.50%	3.50%
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	$ 20,582	$ 22,120
Liabilities
Total Customer deposits	239,610	206,174
Accounts payable	398	333
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	7,624	6,821
Accounts receivable	1	17
Other assets		31
Liabilities
Total Customer deposits	35,305	30,417
Accounts payable	389	267
Other liabilities	7
Total for all associates [member]
Assets
Financial assets in investments	1,814,536	1,757,813
Financial assets in credit operations	696,239	702,904
Accounts receivable	43,423	21,281
Other assets	10,033	16,301
Liabilities
Total Customer deposits	122,354	166,009
Accounts payable	33,379	26,934
Other liabilities	403	15,900
Entities controlled by individuals [Member]
Assets
Cash and equivalents	4,409	1,489
Financial assets in investments	1,974,721	2,317,449
Financial assets in credit operations	2,748,562	2,854,618
Accounts receivable	2,074,649	1,625,006
Other assets	4,566	60,860
Liabilities
Total Customer deposits	1,320,671	1,467,708
Accounts payable	317,642	265,585
Financial obligations	302,194	1,472
Other liabilities	16,001	9,634
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	6,083	3,584
Accounts receivable		37
Other assets	59
Liabilities
Total Customer deposits	5,295	6,986
Accounts payable	$ 1	2
Other liabilities		$ 22